SCHEDULE OF ACCOUNTS RECEIVABLES, NET (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 2,130	$ 2,709	$ 4,566
Less: allowance for expected credit losses	(61)	(78)	(78)
Accounts receivable, net	$ 2,069	$ 2,631	$ 4,488